SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES [Abstract]
Schedule of property, plant and equipment stated at cost less accumulated depreciation
Buildings	40-50 years
Plant and machinery	10-25 years
Motor vehicles	4-5 years
Office equipment	3-5 years
Solar power projects	25 years

Summary of company's assets held for sale
At December 31, 2015
Property, plant and equipment, net	$3,530,744
land use right, net	$710,134
Total	$4,240,878

Largest prepayments made to individual suppliers [Member] | Suppliers concentration risk [Member]
Concentration Risk [Line Items]
Schedule of concentration risk
	At December 31,
	2014	2015
Supplier A	-	$6,400,000
Supplier B	-	$1,070,954
Supplier C	$6,986,882	-

Advances and prepayments to equipment suppliers [Member] | Suppliers concentration risk [Member]
Concentration Risk [Line Items]
Schedule of concentration risk
	At December 31,
	2014	2015
Supplier A	-	$71,783
Supplier B	-	$66,689
Supplier C	$265,932	-
Supplier D	$265,126	-
Supplier E	$258,679	-